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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2004

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Name:           New Generation Advisers, Inc.
Address:        225 Friend Street
                Suite 801
                Boston, MA  02114

Form 13F File Number: 28-10779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:           Thomas Hill
Title:          Vice President
Phone:          434.977.9228

Signature, Place, and Date of Signing:

/s/ Thomas Hill               Boston, MA                August 11, 2004
----------------------        ------------              ---------------
     [Signature]              [City, State]                [Date]

Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total: $115,387
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                        ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7          ITEM 8
------                   --------------     ------     ------    -------------------   ----------   -------- -----------------------

                                                      VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN   CALL   DISCRETION   MANAGERS    SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

ADC Telecommunications   Common            000886101   1,616     569,000              Sole          None        520,200  48,800
AK Steel Holding         Common            001547108   5,595   1,061,700              Sole          None        982,525  79,175
AT&T Wireless            Common            00209A106   4,296     300,000              Sole          None        275,950  24,050
Atmel Corporation        Common            049513104   2,785     470,500              Sole          None        433,700  36,800
Chiquita                 Common            170032809   3,377     161,436              Sole          None        149,433  12,003
Conseco                  Common            208464883   4,040     203,000              Sole          None        186,703  16,297
Cypress Semiconductor    Common            232806109   2,197     154,800              Sole          None        142,400  12,400
Electroglas              Common            285324109   2,985     558,000              Sole          None        511,850  46,150
Forest Oil Corp.         Common            346091705   1,975      72,282              Sole          None         70,232   2,050
Genesis Healthcare       Common            37184D101   1,050      36,148              Sole          None         35,220     928
Global Crossing Ltd      Common            G3921A175   3,992     255,893              Sole          None        236,279  19,614
Infonet                  Class B           45666T106     832     475,700              Sole          None        437,550  38,150
Input/Output             Common            457652105   3,834     462,500              Sole          None        428,070  34,430
JPS Textile Group, Inc.  Common            46624E405     481     141,354              Sole          None        131,254  10,100
KCS Energy               Common            482434206   9,601     720,811              Sole          None        666,961  53,850
Key Energy               Common            492914106   2,596     275,000              Sole          None        255,050  19,950
Kulicke and Soffa        Common            501242101   2,362     215,500              Sole          None        197,800  17,700
Ladish Co., Inc.         Common            505754200   1,416     163,117              Sole          None        158,617   4,500
Lucent Technologies      Common            549463107   3,048     806,250              Sole          None        744,850  61,400
Metal Management         Common            591097209   4,271     215,600              Sole          None        200,000  15,600
Metals USA               Common            591324207   4,288     239,800              Sole          None        221,930  17,870
Milacron                 Common            598709103   2,530     632,600              Sole          None        579,380  53,220
Neighborcare             Common            64015Y104   1,128      36,000              Sole          None         34,144   1,856
Nextwave Telecom         Common            65332M103   8,305   1,384,224              Sole          None      1,274,724 109,500
Nortel Networks          Common            656568102   1,697     340,000              Sole          None        317,200  22,800
NTL Inc                  Common            62940M104   3,244      56,300              Sole          None         52,100   4,200
OMI Corp                 Common            Y6476W104   5,398     453,600              Sole          None        419,900  33,700
Paxson Communications    Common            704231109   4,080   1,255,500              Sole          None      1,161,575  93,925
Primedia                 Common            74157K101   4,615   1,660,000              Sole          None      1,536,655 123,345
Rite Aid                 Common            767754104   2,088     400,000              Sole          None        370,200  29,800
Unitedglobalcom          Common            913247508   5,082     700,000              Sole          None        648,127  51,873
Vitesse Semiconductor    Common            928497106   2,399     491,500              Sole          None        450,780  40,720
W.R. Grace               Common            38388F108   4,057     654,400              Sole          None        606,900  47,500
Washington Group Int'l   Common            938862208   4,127     115,000              Sole          None        106,300   8,700

